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                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                        BRIGHTHOUSE SEPARATE ACCOUNT A

                  SERIES S (OFFERED ON AND AFTER MAY 2, 2016)
         SERIES S - L SHARE OPTION (OFFERED ON AND AFTER MAY 2, 2016)

                   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

                  CLASS VA (OFFERED ON AND AFTER MAY 2, 2016)

                        SUPPLEMENT DATED APRIL 30, 2018
                   TO THE PROSPECTUSES DATED APRIL 30, 2018

This supplement corrects the Investment Portfolio expense information for Brighthouse Funds Trust II - MFS Value Portfolio (Class B). It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

FEE TABLES AND EXAMPLES--INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

Replace the fees and expenses for Brighthouse Funds Trust II--MFS Value Portfolio (Class B) with the following:

INVESTMENT PORTFOLIO               DISTRIBUTION OTHER    ACQUIRED TOTAL     FEE WAIVER    NET TOTAL
                        MANAGEMENT AND/OR       EXPENSES FUND     ANNUAL    AND/OR        ANNUAL
                        FEE        SERVICE               FEES     OPERATING EXPENSE       OPERATING
                                   (12B-1) FEES          AND      EXPENSES  REIMBURSEMENT EXPENSES
                                                         EXPENSES
BRIGHTHOUSE FUNDS TRUST II

MFS(R) Value Portfolio  0.62%      0.25%        0.02%    --       0.89%     0.06%         0.83%

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496

                                                               SUPP-MFSVAL-0418